SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options Nov 24, 2021 (Details) - Incentive stock options for directors, officers, and consultants 2021	12 Months Ended
Jan. 31, 2022 $ / shares
Expected life of options	4-5 years
Risk-Free Interest Rate	3.27%
Annualized volatility	243.00%
Fair Value at the date of transaction	$ 0.654